Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities

	December 31, 2016				December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$3	$—	$—	$3	$5	$—	$—	$5
Obligations of states and
political subdivisions	83,248	594	1,474	82,368	49,725	979	7	50,697
Mortgage-backed securities:
U.S. government agencies	335,867	1,507	6,560	330,814	287,933	2,285	2,021	288,197
Private label	941	1	—	942	1,222	9	—	1,231
Trust preferred
securities	6,052	1,164	554	6,662	6,550	463	1,155	5,858
Corporate securities	23,925	127	478	23,574	18,793	221	321	18,693
Total Debt Securities	450,036	3,393	9,066	444,363	364,228	3,957	3,504	364,681
Marketable equity securities	2,136	2,095	—	4,231	2,131	1,142	—	3,273
Investment funds	1,525	—	36	1,489	1,525	—	13	1,512
Total Securities
Available-for-Sale	$453,697	$5,488	$9,102	$450,083	$367,884	$5,099	$3,517	$369,466

Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities

	December 31, 2016				December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
U.S. government agencies	$71,169	$1,346	$70	$72,445	$84,937	$1,949	$76	$86,810
Trust preferred securities	4,000	—	—	4,000	4,000	—	—	4,000
Total Securities
Held-to-Maturity	$75,169	$1,346	$70	$76,445	$88,937	$1,949	$76	$90,810

Other investment securities:
Non-marketable equity securities	$14,352	$—	$—	$14,352	$12,915	$—	$—	$12,915
Total Other Investment
Securities	$14,352	$—	$—	$14,352	$12,915	$—	$—	$12,915

Gross Unrealized Losses And Fair Value Of Investments
The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2016
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$35,108	$1,474	$—	$—	$35,108	$1,474
Mortgage-backed securities:
U.S. Government agencies	225,530	6,099	8,527	461	234,057	6,560
Trust preferred securities	—	—	4,971	554	4,971	554
Corporate securities	14,306	478	—	—	14,306	478
Investment funds	1,500	36	—	—	1,500	36
Total	$276,444	$8,087	$13,498	$1,015	$289,942	$9,102

	December 31, 2015
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$2,406	$5	$128	$2	$2,534	$7
Mortgage-backed securities:
U.S. Government agencies	129,612	688	34,044	1,333	163,656	2,021
Trust preferred securities	—	—	4,769	1,155	4,769	1,155
Corporate securities	10,856	174	2,231	147	13,087	321
Investment funds	—	—	1,488	13	1,488	13
Total	$142,874	$867	$42,660	$2,650	$185,534	$3,517

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity
The amortized cost and estimated fair value of debt securities at December 31, 2016, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$2,287	$2,211
Due after one year through five years	25,632	17,632
Due after five years through ten years	64,842	71,162
Due after ten years	357,275	353,358
	$450,036	$444,363
Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	75,169	76,445
	$75,169	$76,445

Gross Gains And Losses Realized
Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2016	2015	2014

Gross realized gains	$3,978	$2,142	$1,256
Gross realized losses	(465)	(12)	(100)
Investment security gains (losses)	$3,513	$2,130	$1,156